Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2011
Retirement Plans [Abstract]
Schedule Of Retirement Plans Expense

	U.S. PLANS			NON-U.S. PLANS
	2009	2010	2011	2009	2010	2011
Defined benefit plans:
Service cost (benefits earned during the period)	$46	51	52	22	24	30
Interest cost	174	175	172	45	45	50
Expected return on plan assets	(243)	(263)	(279)	(37)	(42)	(49)
Net amortization	70	122	147	17	20	22
Net periodic pension expense	47	85	92	47	47	53
Defined contribution plans	80	81	98	37	36	50
Total retirement plans expense	$127	166	190	84	83	103

Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans

	U.S. PLANS		NON-U.S. PLANS
	2010	2011	2010	2011
Projected benefit obligation, beginning	$3,202	3,466	864	1,061
Service cost	51	52	24	30
Interest cost	175	172	45	50
Actuarial (gain) loss	207	114	112	(125)
Benefits paid	(157)	(167)	(45)	(53)
Acquisitions/divestitures, net	(15)	-	61	-
Foreign currency translation and other	3	7	-	(3)
Projected benefit obligation, ending	$3,466	3,644	1,061	960

Fair value of plan assets, beginning	$2,822	3,206	634	714
Actual return on plan assets	328	29	60	-
Employer contributions	212	112	35	30
Benefits paid	(157)	(167)	(45)	(53)
Acquisitions/divestitures, net	-	-	41	-
Foreign currency translation and other	1	2	(11)	(1)
Fair value of plan assets, ending	$3,206	3,182	714	690

Net amount recognized in the balance sheet	$(260)	(462)	(347)	(270)

Amounts recognized in the balance sheet:
Noncurrent asset	$-	-	5	4
Noncurrent liability	$(260)	(462)	(352)	(274)
Accumulated other comprehensive loss	$(1,439)	(1,659)	(338)	(240)

Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits

	U.S. PLANS			NON-U.S. PLANS
	2009	2010	2011	2009	2010	2011
Assumptions used to determine net pension expense:
Discount rate	6.50%	5.50%	5.00%	5.9%	5.3%	4.6%
Expected return on plan assets	8.00%	8.00%	8.00%	6.0%	5.9%	5.9%
Rate of compensation increase	3.25%	3.00%	3.00%	3.5%	3.9%	3.5%

Assumptions used to determine benefit obligations:
Discount rate	5.50%	5.00%	4.75%	5.3%	4.6%	5.2%
Rate of compensation increase	3.00%	3.00%	3.00%	3.9%	3.5%	3.5%

Schedule Of Asset Allocations And Weighted-Average Target Allocations

	U.S. PLANS			NON-U.S. PLANS
	2010	2011	TARGET	2010	2011	TARGET

Equity securities	65%	62%	60-70%	51%	50%	50-60%
Debt securities	29%	30%	25-35%	31%	32%	25-35%
Other	6%	8%	3-10%	18%	18%	10-20%
Total	100%	100%	100%	100%	100%	100%

Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820

	Level 1	Level 2	Level 3	Total	%
2011
U.S. equities	$766	443	145	1,354	35%
International equities	476	291		767	20%
Emerging market equities	59	128		187	5%
Corporate bonds		522		522	14%
Government bonds		509		509	13%
High yield bonds		130		130	3%
Other	120	161	122	403	10%
Total	$1,421	2,184	267	3,872	100%

2010
U.S. equities	$879	457	130	1,466	38%
International equities	533	256		789	20%
Emerging market equities	67	136		203	5%
Corporate bonds	23	449		472	12%
Government bonds	6	533		539	14%
High yield bonds	2	133		135	3%
Other	33	164	119	316	8%
Total	$1,543	2,128	249	3,920	100%

Reconciliation Of Change In Value For Level 3 Assets

	2010	2011
Beginning balance, October 1	$221	249
Gains (Losses) on assets held	28	34
Gains (Losses) on assets sold	(9)	(9)
Purchases, sales and settlements, net	9	(7)
Ending balance, September 30	$249	267